UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2004

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Emerging Markets Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Countries as of June 30, 2004
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	19.8	17.5
Russia	14.7	15.6
Mexico	12.0	11.6
Venezuela	7.9	6.8
Argentina	5.2	4.2

Percentages are adjusted for the effect of open futures contracts, if applicable. Top countries are based upon location of issuer of each security, including where the fund is exposed to potential political and credit risks.

Top Five Holdings as of June 30, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	19.1	17.1
Russian Federation	11.1	11.5
United Mexican States	10.7	10.9
Venezuelan Republic	7.9	6.0
Turkish Republic	4.7	4.6
	53.5
Asset Allocation (% of fund's net assets)
As of June 30, 2004	As of December 31, 2003
Corporate Bonds 15.2%	Corporate Bonds 13.2%
Government Obligations 80.8%	Government Obligations 71.6%
Other Investments 0.5%	Other Investments 1.2%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 14.0%

Semiannual Report

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 15.2%
		Principal Amount (i)	Value (Note 1)
Argentina - 1.1%
Pecom Energia SA 8.125% 7/15/10 (Reg. S)		$ 420,000	$ 392,700
Telefonica de Argentina SA:
9.125% 11/7/10		420,000	403,200
11.875% 11/1/07		735,000	815,850
TOTAL ARGENTINA			1,611,750
Bahamas (Nassau) - 0.1%
Odebrecht Overseas Ltd. 11.5% 2/25/09 (e)		170,000	167,025
Bermuda - 0.2%
APP China Group Ltd.:
14% 3/15/10 (c)(e)		1,125,000	146,250
14% 3/15/10 (Reg. S) (c)		1,665,000	216,450
TOTAL BERMUDA			362,700
Brazil - 0.7%
Braskem SA 11.75% 1/22/14 (e)		165,000	146,438
Compania Siderurgica Paulista 8.25% 1/30/09 (e)		170,000	164,050
Empresa Brasil de Telecomm SA 11% 12/15/08 (e)		385,000	415,800
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (e)		415,000	381,800
TOTAL BRAZIL			1,108,088
Cayman Islands - 0.1%
CSN Islands VIII Corp. 9.75% 12/16/13 (e)		165,000	148,500
Germany - 0.1%
Citigroup Global Markets Deutschland AG 9.25% 4/19/14 (e)		165,000	146,025
Indonesia - 0.3%
APP International Finance (Mauritius) Ltd.:
0% 7/5/04 (c)(e)		1,235,000	49,400
0% 7/5/04 (Reg. S) (c)		445,000	17,800
MEI Euro Finance Ltd. 8.75% 5/22/10 (e)		430,000	384,850
TOTAL INDONESIA			452,050
Luxembourg - 0.5%
Millicom International Cellular SA 10% 12/1/13 (e)		785,000	792,850
Malaysia - 1.3%
Petroliam Nasional BHD (Petronas):
7.625% 10/15/26 (Reg. S)		1,235,000	1,311,416
Nonconvertible Bonds - continued
		Principal Amount (i)	Value (Note 1)
Malaysia - continued
Petroliam Nasional BHD (Petronas): - continued
yankee 7.75% 8/15/15 (e)		$ 330,000	$ 375,375
Petronas Capital Ltd. 7% 5/22/12 (e)		165,000	179,900
TOTAL MALAYSIA			1,866,691
Mexico - 1.3%
America Movil SA de CV:
4.125% 3/1/09 (e)		150,000	140,884
5.5% 3/1/14 (e)		115,000	105,937
Banco Nacional de Comerico Exterior SNC 3.875% 1/21/09 (e)		155,000	144,925
Gruma SA de CV yankee 7.625% 10/15/07		195,000	211,575
Grupo Televisa SA de CV 8% 9/13/11		170,000	184,450
Innova S. de R.L. 9.375% 9/19/13		185,000	194,250
Pemex Project Funding Master Trust 9.125% 10/13/10		665,000	764,750
TV Azteca SA de CV euro 10.5% 2/15/07 (Reg. S)		170,000	173,400
TOTAL MEXICO			1,920,171
Netherlands - 0.4%
Hurricane Finance BV 9.625% 2/12/10 (e)		340,000	354,450
Sun Sage BV 8.25% 3/26/09 (e)		170,000	164,900
TOTAL NETHERLANDS			519,350
Russia - 3.6%
Mobile Telesystems Finance SA 9.75% 1/30/08 (e)		2,540,000	2,628,900
OAO Gazprom 10.5% 10/21/09		2,465,000	2,791,613
TOTAL RUSSIA			5,420,513
Tunisia - 0.3%
Banque Centrale de Tunisie 7.375% 4/25/12		400,000	440,500
Ukraine - 0.7%
Kyivstar GSM:
12.75% 11/21/05 (e)		475,000	514,425
12.75% 11/21/05 (Reg. S)		510,000	552,330
TOTAL UKRAINE			1,066,755
United States of America - 4.5%
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10		680,000	754,800
Pemex Project Funding Master Trust:
2.94% 10/15/09 (e)(f)		2,660,000	2,762,410
6.125% 8/15/08		500,000	511,250
Nonconvertible Bonds - continued
		Principal Amount (i)	Value (Note 1)
United States of America - continued
Pemex Project Funding Master Trust: - continued
7.375% 12/15/14		$ 1,745,000	$ 1,779,900
8.625% 2/1/22		865,000	901,763
TOTAL UNITED STATES OF AMERICA			6,710,123
TOTAL NONCONVERTIBLE BONDS (Cost $24,414,751)			22,733,091
Government Obligations - 80.8%

Argentina - 4.1%
Argentine Republic:
BOCON:
4/1/07 February 2002 coupon (c)(h)		620,000	209
4/1/07 January 2002 coupon (c)(h)		620,000	209
4/1/07 March 2002 coupon (c)(h)		620,000	209
2% 4/1/07 (c)(f)		436,116	93,000
Brady:
par L-GP 6% 3/31/23 (c)		2,375,000	1,205,313
2% 3/29/05 (c)(f)		1,282,400	346,248
1.2138% 8/3/12 (c)(f)		1,280,000	853,306
9.75% 9/19/27 (c)		2,450,000	667,625
11.375% 3/15/10 (c)		1,400,000	413,000
11.375% 1/30/17 (c)		1,440,000	424,800
11.75% 4/7/09 (c)		1,396,000	418,800
11.75% 6/15/15 (c)		1,464,000	431,880
12.25% 6/19/18 (c)		1,252,275	334,984
12.375% 2/21/12 (c)		880,000	264,000
15.5% 12/19/08 (c)		2,270,000	624,250
82.329% 4/10/05 (c)(f)		245,000	78,400
TOTAL ARGENTINA			6,156,233
Brazil - 19.1%
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		13,287,484	12,232,778
debt conversion bond 2.125% 4/15/12 (f)		2,272,942	1,909,271
7.3094% 6/29/09 (f)		795,000	797,783
8.875% 4/15/24		2,330,000	1,904,775
9.25% 10/22/10		785,000	745,750
10% 1/16/07		415,000	437,825
Government Obligations - continued
		Principal Amount (i)	Value (Note 1)
Brazil - continued
Brazilian Federative Republic: - continued
10% 8/7/11		$ 780,000	$ 758,550
10.25% 6/17/13		890,000	863,300
11% 1/11/12		850,000	856,375
11% 8/17/40		3,130,000	2,950,025
11.25% 7/26/07		1,555,000	1,675,513
11.5% 3/12/08		795,000	849,458
12% 4/15/10		795,000	844,688
14.5% 10/15/09		1,595,000	1,862,163
TOTAL BRAZIL			28,688,254
Bulgaria - 1.0%
Bulgarian Republic Brady discount A 1.9825% 7/28/24 (f)		1,540,000	1,540,000
Chile - 0.5%
Chilean Republic 1.57% 1/28/08 (f)		800,000	807,200
Colombia - 3.3%
Colombian Republic:
8.125% 5/21/24		280,000	227,500
8.625% 4/1/08		330,000	352,275
9.75% 4/23/09		990,000	1,059,300
10% 1/23/12		930,000	962,550
10.5% 7/9/10		995,000	1,073,356
10.75% 1/15/13		535,000	571,781
11.75% 2/25/20		614,000	671,563
TOTAL COLOMBIA			4,918,325
Croatia - 0.3%
Croatian Republic 2% 7/30/10 (f)		390,000	390,000
Dominican Republic - 0.3%
Dominican Republic:
9.04% 1/23/13 (e)		355,000	214,775
9.5% 9/27/06 (Reg. S)		290,000	203,000
TOTAL DOMINICAN REPUBLIC			417,775
Ecuador - 1.1%
Ecuador Republic:
7% 8/15/30 (d)(e)		911,000	624,035
7% 8/15/30 (Reg. S) (d)		570,000	390,450
Government Obligations - continued
		Principal Amount (i)	Value (Note 1)
Ecuador - continued
Ecuador Republic: - continued
12% 11/15/12 (e)		$ 239,000	$ 210,918
12% 11/15/12 (Reg. S)		530,000	467,725
TOTAL ECUADOR			1,693,128
El Salvador - 0.8%
El Salvador Republic:
7.75% 1/24/23 (Reg. S)		505,000	526,463
8.25% 4/10/32 (Reg. S)		320,000	298,720
8.5% 7/25/11 (Reg. S)		335,000	362,638
TOTAL EL SALVADOR			1,187,821
Ivory Coast - 0.2%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (c)(f)		1,097,250	172,817
FLIRB 2% 3/29/18 (Reg. S) (c)(f)		1,100,000	165,000
TOTAL IVORY COAST			337,817
Jamaica - 0.4%
Jamaican Government 11.75% 5/15/11 (Reg. S)		465,000	521,963
Lebanon - 2.3%
Lebanese Republic:
7.875% 5/20/11 (e)		815,000	821,113
10.25% 10/6/09 (Reg. S)		985,000	1,098,275
11.625% 5/11/16 (Reg. S)		1,310,000	1,496,675
TOTAL LEBANON			3,416,063
Mexico - 10.7%
United Mexican States:
4.625% 10/8/08		1,245,000	1,227,570
6.375% 1/16/13		1,530,000	1,526,940
6.625% 3/3/15		650,000	646,100
7.5% 4/8/33		5,380,000	5,232,050
8.125% 12/30/19		2,085,000	2,239,290
8.625% 3/12/08		820,000	925,370
11.375% 9/15/16		2,229,000	3,120,600
11.5% 5/15/26		805,000	1,129,818
TOTAL MEXICO			16,047,738
Government Obligations - continued
		Principal Amount (i)	Value (Note 1)
Nigeria - 1.4%
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		$ 2,373,286	$ 2,165,890
warrants 11/15/20 (a)(g)		1,000	350
TOTAL NIGERIA			2,166,240
Pakistan - 0.2%
Pakistani Republic 6.75% 2/19/09		340,000	334,900
Panama - 2.1%
Panamanian Republic:
8.875% 9/30/27		920,000	906,200
9.375% 1/16/23		845,000	861,900
9.625% 2/8/11		1,225,000	1,353,625
TOTAL PANAMA			3,121,725
Peru - 1.7%
Peruvian Republic:
9.125% 2/21/12		1,255,000	1,286,375
euro Brady past due interest 5% 3/7/17 (f)		1,501,500	1,291,290
TOTAL PERU			2,577,665
Philippines - 4.3%
Philippine Republic:
8.375% 3/12/09		795,000	824,813
8.375% 2/15/11		3,316,000	3,286,985
8.875% 4/15/08		500,000	542,500
8.875% 3/17/15		415,000	400,475
9% 2/15/13		660,000	653,400
9.375% 1/18/17		400,000	405,000
9.875% 3/16/10		295,000	318,600
TOTAL PHILIPPINES			6,431,773
Russia - 11.1%
Russian Federation:
5% 3/31/30 (d)(e)		6,150,000	5,619,562
5% 3/31/30 (Reg. S) (d)		3,235,000	2,955,981
8.25% 3/31/10 (Reg. S)		2,720,000	2,924,000
11% 7/24/18 (Reg. S)		2,277,000	2,869,020
12.75% 6/24/28 (Reg. S)		1,614,000	2,344,335
TOTAL RUSSIA			16,712,898
Government Obligations - continued
		Principal Amount (i)	Value (Note 1)
South Africa - 1.7%
South African Republic:
6.5% 6/2/14		$ 720,000	$ 720,000
9.125% 5/19/09		650,000	754,813
12% 2/28/06	ZAR	6,600,000	1,116,717
TOTAL SOUTH AFRICA			2,591,530
Turkey - 4.7%
Turkish Republic:
9.875% 3/19/08		1,135,000	1,200,263
10.5% 1/13/08		330,000	355,575
11% 1/14/13		1,365,000	1,494,675
11.75% 6/15/10		665,000	746,463
12.375% 6/15/09		2,775,000	3,170,438
TOTAL TURKEY			6,967,414
Ukraine - 0.8%
City of Kiev 8.75% 8/8/08		200,000	206,000
Ukraine Cabinet of Ministers 7.65% 6/11/13 (e)		630,000	600,075
Ukraine Government 6.875% 3/4/11 (e)		355,000	335,653
TOTAL UKRAINE			1,141,728
Uruguay - 0.8%
Uruguay Republic:
7.25% 2/15/11		355,000	291,988
7.5% 3/15/15		710,000	527,175
7.875% 1/15/33 pay-in-kind		652,828	420,258
TOTAL URUGUAY			1,239,421
Venezuela - 7.9%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		4,005	0
2.15% 4/20/11 (f)		810,000	623,700
5.375% 8/7/10		5,645,000	4,459,550
7% 12/1/18 (Reg. S)		420,000	305,970
9.25% 9/15/27		3,360,000	2,839,200
10.75% 9/19/13		1,150,000	1,141,375
13.625% 8/15/18		75,000	82,875
Government Obligations - continued
		Principal Amount (i)	Value (Note 1)
Venezuela - continued
Venezuelan Republic: - continued
13.625% 8/15/18		$ 610,000	$ 674,050
euro Brady debt conversion bond 2.75% 12/18/07 (f)		1,749,930	1,662,434
TOTAL VENEZUELA			11,789,154
TOTAL GOVERNMENT OBLIGATIONS (Cost $123,649,203)			121,196,765
Sovereign Loan Participations - 0.5%

Morocco - 0.5%
Moroccan Kingdom loan participation - JP Morgan 2.0138% 1/2/09 (f) (Cost $810,961)		825,000	808,500
Money Market Funds - 0.4%
	Shares
Fidelity Cash Central Fund, 1.16% (b) (Cost $604,878)	604,878	604,878
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $149,479,793)		145,343,234
NET OTHER ASSETS - 3.1%		4,671,810
NET ASSETS - 100%		$ 150,015,044
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
ZAR	-	South African rand
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $18,741,225 or 12.5% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Quantity represents share amount.
(h) Represents right to receive interest payment on underlying security. Principal shown is original face of underlying security.
(i) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	0.7%
BBB	30.9%
BB	17.1%
B	32.2%
CCC,CC,C	12.5%
D	0.2%
Not Rated	2.9%
Equities	0.0%
Short-Term Investments and Net Other Assets	3.5%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $808,500 or 0.5% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $194,523,553 and $178,633,701, respectively, of which long-term U.S. government and government agency obligations aggregated $4,198,864 and $4,188,475, respectively.

Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $328,000 all of which will expire on December 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $149,479,793) - See accompanying schedule		$ 145,343,234
Receivable for investments sold		2,562,248
Receivable for fund shares sold		615,617
Interest receivable		3,044,959
Prepaid expenses		335
Other affiliated receivables		42
Total assets		151,566,435

Liabilities
Payable for investments purchased	$ 792,892
Payable for fund shares redeemed	449,281
Distributions payable	91,505
Accrued management fee	84,273
Distribution fees payable	49,435
Other affiliated payables	45,033
Other payables and accrued expenses	38,972
Total liabilities		1,551,391

Net Assets		$ 150,015,044
Net Assets consist of:
Paid in capital		$ 150,453,967
Undistributed net investment income		1,866,852
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,830,491
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,136,266)
Net Assets		$ 150,015,044

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,195,112 ÷ 2,192,282 shares)	$ 11.04

Maximum offering price per share (100/95.25 of $11.04)	$ 11.59
Class T: Net Asset Value and redemption price per share ($76,445,813 ÷ 6,940,455 shares)	$ 11.01

Maximum offering price per share (100/96.50 of $11.01)	$ 11.41
Class B: Net Asset Value and offering price per share ($25,977,220 ÷ 2,339,471 shares) A	$ 11.10

Class C: Net Asset Value and offering price per share ($12,616,665 ÷ 1,139,092 shares) A	$ 11.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,780,234 ÷ 985,894 shares)	$ 10.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		$ 5,816,836

Expenses
Management fee	$ 553,457
Transfer agent fees	242,793
Distribution fees	324,904
Accounting fees and expenses	45,057
Non-interested trustees' compensation	394
Custodian fees and expenses	30,527
Registration fees	60,052
Audit	28,733
Legal	11,279
Miscellaneous	1,436
Total expenses before reductions	1,298,632
Expense reductions	(2,319)	1,296,313
Net investment income (loss)		4,520,523
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,382,821
Foreign currency transactions	11,747
Total net realized gain (loss)		2,394,568
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,723,930)
Assets and liabilities in foreign currencies	287
Total change in net unrealized appreciation (depreciation)		(12,723,643)
Net gain (loss)		(10,329,075)
Net increase (decrease) in net assets resulting from operations		$ (5,808,552)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,520,523	$ 9,626,923
Net realized gain (loss)	2,394,568	24,059,578
Change in net unrealized appreciation (depreciation)	(12,723,643)	1,234,998
Net increase (decrease) in net assets resulting from operations	(5,808,552)	34,921,499
Distributions to shareholders from net investment income	(4,317,213)	(10,257,470)
Share transactions - net increase (decrease)	(3,065,487)	31,529,048
Redemption fees	10,543	-
Total increase (decrease) in net assets	(13,180,709)	56,193,077

Net Assets
Beginning of period	163,195,753	107,002,676
End of period (including undistributed net investment income of $1,866,852 and undistributed net investment income of $1,663,542, respectively)	$ 150,015,044	$ 163,195,753

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 9.67	$ 9.37	$ 9.81	$ 9.68	$ 7.78
Income from Investment Operations
Net investment income (loss)E	.332	.802	.714H	1.030G,H	.899	.821
Net realized and unrealized gain (loss)	(.676)	2.064	.348H	(.431)G,H	.391	1.884
Total from investment operations	(.344)	2.866	1.062	.599	1.290	2.705
Distributions from net investment income	(.317)	(.836)	(.762)	(1.039)	(.947)	(.805)
Distributions in excess of net investment income	-	-	-	-	(.213)	-
Total distributions	(.317)	(.836)	(.762)	(1.039)	(1.160)	(.805)
Redemption fees added to paid in capitalE	.001	-	-	-	-	-
Net asset value, end of period	$ 11.04	$ 11.70	$ 9.67	$ 9.37	$ 9.81	$ 9.68
Total ReturnB,C,D	(2.98)%	30.43%	11.80%	6.35%	13.69%	36.35%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.34%A	1.32%	1.36%	1.45%	1.41%	1.46%
Expenses net of voluntary waivers, if any	1.34%A	1.32%	1.36%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.34%A	1.32%	1.35%	1.40%	1.39%	1.40%
Net investment income (loss)	5.80%A	7.31%	7.56%H	10.66%G,H	8.98%	9.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,195	$ 26,787	$ 13,920	$ 7,601	$ 6,010	$ 2,140
Portfolio turnover rate	239%A	260%	222%	271%	293%	275%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this charge for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.070 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.17% and 11.39% to 7.56% and 10.66%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 9.66	$ 9.36	$ 9.80	$ 9.67	$ 7.77
Income from Investment Operations
Net investment income (loss)E	.324	.787	.706H	1.024G,H	.899	.815
Net realized and unrealized gain (loss)	(.684)	2.057	.346H	(.435)G,H	.385	1.886
Total from investment operations	(.360)	2.844	1.052	.589	1.284	2.701
Distributions from net investment income	(.311)	(.824)	(.752)	(1.029)	(.942)	(.801)
Distributions in excess of net investment income	-	-	-	-	(.212)	-
Total distributions	(.311)	(.824)	(.752)	(1.029)	(1.154)	(.801)
Redemption fees added to paid in capitalE	.001	-	-	-	-	-
Net asset value, end of period	$ 11.01	$ 11.68	$ 9.66	$ 9.36	$ 9.80	$ 9.67
Total ReturnB,C,D	(3.13)%	30.22%	11.70%	6.25%	13.64%	36.34%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.45%A	1.43%	1.47%	1.53%	1.46%	1.42%
Expenses net of voluntary waivers, if any	1.45%A	1.43%	1.47%	1.50%	1.46%	1.42%
Expenses net of all reductions	1.45%A	1.43%	1.46%	1.50%	1.45%	1.42%
Net investment income (loss)	5.69%A	7.20%	7.46%H	10.56%G,H	8.92%	9.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,446	$ 82,811	$ 57,154	$ 46,740	$ 49,125	$ 55,715
Portfolio turnover rate	239%A	260%	222%	271%	293%	275%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this charge for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.06% and 11.29% to 7.46% and 10.56%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 9.73	$ 9.42	$ 9.85	$ 9.72	$ 7.80
Income from Investment Operations
Net investment income (loss) E	.288	.719	.646H	.968G,H	.835	.761
Net realized and unrealized gain (loss)	(.688)	2.071	.352H	(.433)G,H	.383	1.904
Total from investment operations	(.400)	2.790	.998	.535	1.218	2.665
Distributions from net investment income	(.271)	(.750)	(.688)	(.965)	(.888)	(.745)
Distributions in excess of net investment income	-	-	-	-	(.200)	-
Total distributions	(.271)	(.750)	(.688)	(.965)	(1.088)	(.745)
Redemption fees added to paid in capitalE	.001	-	-	-	-	-
Net asset value, end of period	$ 11.10	$ 11.77	$ 9.73	$ 9.42	$ 9.85	$ 9.72
Total ReturnB,C,D	(3.44)%	29.34%	10.99%	5.62%	12.83%	35.58%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.14%A	2.09%	2.13%	2.22%	2.14%	2.10%
Expenses net of voluntary waivers, if any	2.14%A	2.09%	2.13%	2.15%	2.14%	2.10%
Expenses net of all reductions	2.14%A	2.09%	2.12%	2.15%	2.12%	2.10%
Net investment income (loss)	5.00%A	6.53%	6.79%H	9.91%G,H	8.25%	8.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,977	$ 30,088	$ 20,903	$ 15,736	$ 18,637	$ 19,054
Portfolio turnover rate	239%A	260%	222%	271%	293%	275%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this charge for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 7.39% and 10.64% to 6.79% and 9.91%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 9.71	$ 9.40	$ 9.84	$ 9.70	$ 7.79
Income from Investment Operations
Net investment income (loss)E	.282	.709	.633H	.954G,H	.821	.750
Net realized and unrealized gain (loss)	(.675)	2.060	.355H	(.438)G,H	.395	1.893
Total from investment operations	(.393)	2.769	.988	.516	1.216	2.643
Distributions from net investment income	(.268)	(.739)	(.678)	(.956)	(.878)	(.733)
Distributions in excess of net investment income	-	-	-	-	(.198)	-
Total distributions	(.268)	(.739)	(.678)	(.956)	(1.076)	(.733)
Redemption fees added to paid in capitalE	.001	-	-	-	-	-
Net asset value, end of period	$ 11.08	$ 11.74	$ 9.71	$ 9.40	$ 9.84	$ 9.70
Total ReturnB,C,D	(3.39)%	29.18%	10.90%	5.43%	12.84%	35.31%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.21%A	2.19%	2.24%	2.32%	2.25%	2.23%
Expenses net of voluntary waivers, if any	2.21%A	2.19%	2.24%	2.25%	2.25%	2.23%
Expenses net of all reductions	2.20%A	2.19%	2.23%	2.25%	2.24%	2.23%
Net investment income (loss)	4.93%A	6.43%	6.69%H	9.81%G,H	8.13%	8.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,617	$ 12,516	$ 6,641	$ 3,411	$ 3,157	$ 2,402
Portfolio turnover rate	239%A	260%	222%	271%	293%	275%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this charge for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 7.29% and 10.54% to 6.69% and 9.81%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 9.60	$ 9.30	$ 9.75	$ 9.62	$ 7.74
Income from Investment Operations
Net investment income (loss)D	.345	.820	.736G	1.048F,G	.928	.837
Net realized and unrealized gain (loss)	(.681)	2.045	.352G	(.437)F,G	.392	1.868
Total from investment operations	(.336)	2.865	1.088	.611	1.320	2.705
Distributions from net investment income	(.335)	(.865)	(.788)	(1.061)	(.972)	(.825)
Distributions in excess of net investment income	-	-	-	-	(.218)	-
Total distributions	(.335)	(.865)	(.788)	(1.061)	(1.190)	(.825)
Redemption fees added to paid in capitalD	.001	-	-	-	-	-
Net asset value, end of period	$ 10.93	$ 11.60	$ 9.60	$ 9.30	$ 9.75	$ 9.62
Total ReturnB,C	(2.95)%	30.69%	12.21%	6.53%	14.11%	36.59%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.04%A	1.06%	1.09%	1.17%	1.12%	1.14%
Expenses net of voluntary waivers, if any	1.04%A	1.06%	1.09%	1.17%	1.12%	1.14%
Expenses net of all reductions	1.04%A	1.06%	1.08%	1.17%	1.11%	1.13%
Net investment income (loss)	6.10%A	7.56%	7.83%G	10.89%F,G	9.27%	9.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,780	$ 10,993	$ 8,386	$ 7,028	$ 6,754	$ 5,778
Portfolio turnover rate	239%A	260%	222%	271%	293%	275%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this charge for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.070 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.44% and 11.62% to 7.83% and 10.89%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,708,848	|
Unrealized depreciation	(8,292,998)
Net unrealized appreciation (depreciation)	$ (3,584,150)
Cost for federal income tax purposes	$ 148,927,384

Short-Term Trading (Redemption) Fees. Shares purchased after March 31, 2004 and held in the fund less than 90 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management and Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .68% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 20,439	$ 109
Class T	0%	.25%	102,605	4,025
Class B	.65%	.25%	133,590	96,804
Class C	.75%	.25%	68,270	28,261
			$ 324,904	$ 129,199

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,566
Class T	7,963
Class B*	27,717
Class C*	2,743
$ 55,989

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 39,940	.29*
Class T	124,282	.30*
Class B	50,055	.34*
Class C	20,640	.30*
Institutional Class	7,876	.14*
	$ 242,793

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

earned by the fund are recorded as income in the accompanying financial statements and totaled $38,118 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $43 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,276.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2004	Year ended December 31, 2003
From net investment income
Class A	$ 749,526	$ 1,488,347
Class T	2,228,351	5,459,502
Class B	696,381	1,799,755
Class C	316,029	704,702
Institutional Class	326,926	805,164
Total	$ 4,317,213	$ 10,257,470

Semiannual Report

9. Other Information.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 10% of the total outstanding shares of the fund.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2004	Year ended December 31, 2003	Six months ended June 30, 2004	Year ended December 31, 2003
Class A
Shares sold	1,069,055	1,379,713	$ 12,465,136	$ 15,462,841
Reinvestment of distributions	53,684	112,074	612,121	1,253,221
Shares redeemed	(1,219,671)	(641,390)	(13,995,044)	(7,024,445)
Net increase (decrease)	(96,932)	850,397	$ (917,787)	$ 9,691,617
Class T
Shares sold	1,637,513	4,616,553	$ 18,967,437	$ 50,392,450
Reinvestment of distributions	176,775	418,008	2,010,119	4,641,133
Shares redeemed	(1,962,853)	(3,862,676)	(22,267,833)	(42,509,446)
Net increase (decrease)	(148,565)	1,171,885	$ (1,290,277)	$ 12,524,137
Class B
Shares sold	324,941	1,167,865	$ 3,796,525	$ 12,828,423
Reinvestment of distributions	47,222	124,436	541,661	1,391,107
Shares redeemed	(588,165)	(885,265)	(6,640,159)	(9,864,283)
Net increase (decrease)	(216,002)	407,036	$ (2,301,973)	$ 4,355,247
Class C
Shares sold	362,991	1,090,965	$ 4,230,563	$ 12,027,056
Reinvestment of distributions	20,142	46,863	230,202	525,240
Shares redeemed	(309,704)	(756,214)	(3,472,193)	(8,323,557)
Net increase (decrease)	73,429	381,614	$ 988,572	$ 4,228,739
Institutional Class
Shares sold	125,678	402,448	$ 1,451,080	$ 4,329,829
Reinvestment of distributions	22,159	59,506	250,160	652,028
Shares redeemed	(109,700)	(388,058)	(1,245,262)	(4,252,549)
Net increase (decrease)	38,137	73,896	$ 455,978	$ 729,308

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EMI-USAN-0804
1.787773.101

(Fidelity Investment logo)(registered trademark)

Fidelity ® Advisor

Emerging Markets Income
Fund - Institutional Class

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Countries as of June 30, 2004
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	19.8	17.5
Russia	14.7	15.6
Mexico	12.0	11.6
Venezuela	7.9	6.8
Argentina	5.2	4.2

Percentages are adjusted for the effect of open futures contracts, if applicable. Top countries are based upon location of issuer of each security, including where the fund is exposed to potential political and credit risks.

Top Five Holdings as of June 30, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	19.1	17.1
Russian Federation	11.1	11.5
United Mexican States	10.7	10.9
Venezuelan Republic	7.9	6.0
Turkish Republic	4.7	4.6
	53.5
Asset Allocation (% of fund's net assets)
As of June 30, 2004	As of December 31, 2003
Corporate Bonds 15.2%	Corporate Bonds 13.2%
Government Obligations 80.8%	Government Obligations 71.6%
Other Investments 0.5%	Other Investments 1.2%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 14.0%

Semiannual Report

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 15.2%
		Principal Amount (i)	Value (Note 1)
Argentina - 1.1%
Pecom Energia SA 8.125% 7/15/10 (Reg. S)		$ 420,000	$ 392,700
Telefonica de Argentina SA:
9.125% 11/7/10		420,000	403,200
11.875% 11/1/07		735,000	815,850
TOTAL ARGENTINA			1,611,750
Bahamas (Nassau) - 0.1%
Odebrecht Overseas Ltd. 11.5% 2/25/09 (e)		170,000	167,025
Bermuda - 0.2%
APP China Group Ltd.:
14% 3/15/10 (c)(e)		1,125,000	146,250
14% 3/15/10 (Reg. S) (c)		1,665,000	216,450
TOTAL BERMUDA			362,700
Brazil - 0.7%
Braskem SA 11.75% 1/22/14 (e)		165,000	146,438
Compania Siderurgica Paulista 8.25% 1/30/09 (e)		170,000	164,050
Empresa Brasil de Telecomm SA 11% 12/15/08 (e)		385,000	415,800
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (e)		415,000	381,800
TOTAL BRAZIL			1,108,088
Cayman Islands - 0.1%
CSN Islands VIII Corp. 9.75% 12/16/13 (e)		165,000	148,500
Germany - 0.1%
Citigroup Global Markets Deutschland AG 9.25% 4/19/14 (e)		165,000	146,025
Indonesia - 0.3%
APP International Finance (Mauritius) Ltd.:
0% 7/5/04 (c)(e)		1,235,000	49,400
0% 7/5/04 (Reg. S) (c)		445,000	17,800
MEI Euro Finance Ltd. 8.75% 5/22/10 (e)		430,000	384,850
TOTAL INDONESIA			452,050
Luxembourg - 0.5%
Millicom International Cellular SA 10% 12/1/13 (e)		785,000	792,850
Malaysia - 1.3%
Petroliam Nasional BHD (Petronas):
7.625% 10/15/26 (Reg. S)		1,235,000	1,311,416
Nonconvertible Bonds - continued
		Principal Amount (i)	Value (Note 1)
Malaysia - continued
Petroliam Nasional BHD (Petronas): - continued
yankee 7.75% 8/15/15 (e)		$ 330,000	$ 375,375
Petronas Capital Ltd. 7% 5/22/12 (e)		165,000	179,900
TOTAL MALAYSIA			1,866,691
Mexico - 1.3%
America Movil SA de CV:
4.125% 3/1/09 (e)		150,000	140,884
5.5% 3/1/14 (e)		115,000	105,937
Banco Nacional de Comerico Exterior SNC 3.875% 1/21/09 (e)		155,000	144,925
Gruma SA de CV yankee 7.625% 10/15/07		195,000	211,575
Grupo Televisa SA de CV 8% 9/13/11		170,000	184,450
Innova S. de R.L. 9.375% 9/19/13		185,000	194,250
Pemex Project Funding Master Trust 9.125% 10/13/10		665,000	764,750
TV Azteca SA de CV euro 10.5% 2/15/07 (Reg. S)		170,000	173,400
TOTAL MEXICO			1,920,171
Netherlands - 0.4%
Hurricane Finance BV 9.625% 2/12/10 (e)		340,000	354,450
Sun Sage BV 8.25% 3/26/09 (e)		170,000	164,900
TOTAL NETHERLANDS			519,350
Russia - 3.6%
Mobile Telesystems Finance SA 9.75% 1/30/08 (e)		2,540,000	2,628,900
OAO Gazprom 10.5% 10/21/09		2,465,000	2,791,613
TOTAL RUSSIA			5,420,513
Tunisia - 0.3%
Banque Centrale de Tunisie 7.375% 4/25/12		400,000	440,500
Ukraine - 0.7%
Kyivstar GSM:
12.75% 11/21/05 (e)		475,000	514,425
12.75% 11/21/05 (Reg. S)		510,000	552,330
TOTAL UKRAINE			1,066,755
United States of America - 4.5%
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10		680,000	754,800
Pemex Project Funding Master Trust:
2.94% 10/15/09 (e)(f)		2,660,000	2,762,410
6.125% 8/15/08		500,000	511,250
Nonconvertible Bonds - continued
		Principal Amount (i)	Value (Note 1)
United States of America - continued
Pemex Project Funding Master Trust: - continued
7.375% 12/15/14		$ 1,745,000	$ 1,779,900
8.625% 2/1/22		865,000	901,763
TOTAL UNITED STATES OF AMERICA			6,710,123
TOTAL NONCONVERTIBLE BONDS (Cost $24,414,751)			22,733,091
Government Obligations - 80.8%

Argentina - 4.1%
Argentine Republic:
BOCON:
4/1/07 February 2002 coupon (c)(h)		620,000	209
4/1/07 January 2002 coupon (c)(h)		620,000	209
4/1/07 March 2002 coupon (c)(h)		620,000	209
2% 4/1/07 (c)(f)		436,116	93,000
Brady:
par L-GP 6% 3/31/23 (c)		2,375,000	1,205,313
2% 3/29/05 (c)(f)		1,282,400	346,248
1.2138% 8/3/12 (c)(f)		1,280,000	853,306
9.75% 9/19/27 (c)		2,450,000	667,625
11.375% 3/15/10 (c)		1,400,000	413,000
11.375% 1/30/17 (c)		1,440,000	424,800
11.75% 4/7/09 (c)		1,396,000	418,800
11.75% 6/15/15 (c)		1,464,000	431,880
12.25% 6/19/18 (c)		1,252,275	334,984
12.375% 2/21/12 (c)		880,000	264,000
15.5% 12/19/08 (c)		2,270,000	624,250
82.329% 4/10/05 (c)(f)		245,000	78,400
TOTAL ARGENTINA			6,156,233
Brazil - 19.1%
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		13,287,484	12,232,778
debt conversion bond 2.125% 4/15/12 (f)		2,272,942	1,909,271
7.3094% 6/29/09 (f)		795,000	797,783
8.875% 4/15/24		2,330,000	1,904,775
9.25% 10/22/10		785,000	745,750
10% 1/16/07		415,000	437,825
Government Obligations - continued
		Principal Amount (i)	Value (Note 1)
Brazil - continued
Brazilian Federative Republic: - continued
10% 8/7/11		$ 780,000	$ 758,550
10.25% 6/17/13		890,000	863,300
11% 1/11/12		850,000	856,375
11% 8/17/40		3,130,000	2,950,025
11.25% 7/26/07		1,555,000	1,675,513
11.5% 3/12/08		795,000	849,458
12% 4/15/10		795,000	844,688
14.5% 10/15/09		1,595,000	1,862,163
TOTAL BRAZIL			28,688,254
Bulgaria - 1.0%
Bulgarian Republic Brady discount A 1.9825% 7/28/24 (f)		1,540,000	1,540,000
Chile - 0.5%
Chilean Republic 1.57% 1/28/08 (f)		800,000	807,200
Colombia - 3.3%
Colombian Republic:
8.125% 5/21/24		280,000	227,500
8.625% 4/1/08		330,000	352,275
9.75% 4/23/09		990,000	1,059,300
10% 1/23/12		930,000	962,550
10.5% 7/9/10		995,000	1,073,356
10.75% 1/15/13		535,000	571,781
11.75% 2/25/20		614,000	671,563
TOTAL COLOMBIA			4,918,325
Croatia - 0.3%
Croatian Republic 2% 7/30/10 (f)		390,000	390,000
Dominican Republic - 0.3%
Dominican Republic:
9.04% 1/23/13 (e)		355,000	214,775
9.5% 9/27/06 (Reg. S)		290,000	203,000
TOTAL DOMINICAN REPUBLIC			417,775
Ecuador - 1.1%
Ecuador Republic:
7% 8/15/30 (d)(e)		911,000	624,035
7% 8/15/30 (Reg. S) (d)		570,000	390,450
Government Obligations - continued
		Principal Amount (i)	Value (Note 1)
Ecuador - continued
Ecuador Republic: - continued
12% 11/15/12 (e)		$ 239,000	$ 210,918
12% 11/15/12 (Reg. S)		530,000	467,725
TOTAL ECUADOR			1,693,128
El Salvador - 0.8%
El Salvador Republic:
7.75% 1/24/23 (Reg. S)		505,000	526,463
8.25% 4/10/32 (Reg. S)		320,000	298,720
8.5% 7/25/11 (Reg. S)		335,000	362,638
TOTAL EL SALVADOR			1,187,821
Ivory Coast - 0.2%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (c)(f)		1,097,250	172,817
FLIRB 2% 3/29/18 (Reg. S) (c)(f)		1,100,000	165,000
TOTAL IVORY COAST			337,817
Jamaica - 0.4%
Jamaican Government 11.75% 5/15/11 (Reg. S)		465,000	521,963
Lebanon - 2.3%
Lebanese Republic:
7.875% 5/20/11 (e)		815,000	821,113
10.25% 10/6/09 (Reg. S)		985,000	1,098,275
11.625% 5/11/16 (Reg. S)		1,310,000	1,496,675
TOTAL LEBANON			3,416,063
Mexico - 10.7%
United Mexican States:
4.625% 10/8/08		1,245,000	1,227,570
6.375% 1/16/13		1,530,000	1,526,940
6.625% 3/3/15		650,000	646,100
7.5% 4/8/33		5,380,000	5,232,050
8.125% 12/30/19		2,085,000	2,239,290
8.625% 3/12/08		820,000	925,370
11.375% 9/15/16		2,229,000	3,120,600
11.5% 5/15/26		805,000	1,129,818
TOTAL MEXICO			16,047,738
Government Obligations - continued
		Principal Amount (i)	Value (Note 1)
Nigeria - 1.4%
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		$ 2,373,286	$ 2,165,890
warrants 11/15/20 (a)(g)		1,000	350
TOTAL NIGERIA			2,166,240
Pakistan - 0.2%
Pakistani Republic 6.75% 2/19/09		340,000	334,900
Panama - 2.1%
Panamanian Republic:
8.875% 9/30/27		920,000	906,200
9.375% 1/16/23		845,000	861,900
9.625% 2/8/11		1,225,000	1,353,625
TOTAL PANAMA			3,121,725
Peru - 1.7%
Peruvian Republic:
9.125% 2/21/12		1,255,000	1,286,375
euro Brady past due interest 5% 3/7/17 (f)		1,501,500	1,291,290
TOTAL PERU			2,577,665
Philippines - 4.3%
Philippine Republic:
8.375% 3/12/09		795,000	824,813
8.375% 2/15/11		3,316,000	3,286,985
8.875% 4/15/08		500,000	542,500
8.875% 3/17/15		415,000	400,475
9% 2/15/13		660,000	653,400
9.375% 1/18/17		400,000	405,000
9.875% 3/16/10		295,000	318,600
TOTAL PHILIPPINES			6,431,773
Russia - 11.1%
Russian Federation:
5% 3/31/30 (d)(e)		6,150,000	5,619,562
5% 3/31/30 (Reg. S) (d)		3,235,000	2,955,981
8.25% 3/31/10 (Reg. S)		2,720,000	2,924,000
11% 7/24/18 (Reg. S)		2,277,000	2,869,020
12.75% 6/24/28 (Reg. S)		1,614,000	2,344,335
TOTAL RUSSIA			16,712,898
Government Obligations - continued
		Principal Amount (i)	Value (Note 1)
South Africa - 1.7%
South African Republic:
6.5% 6/2/14		$ 720,000	$ 720,000
9.125% 5/19/09		650,000	754,813
12% 2/28/06	ZAR	6,600,000	1,116,717
TOTAL SOUTH AFRICA			2,591,530
Turkey - 4.7%
Turkish Republic:
9.875% 3/19/08		1,135,000	1,200,263
10.5% 1/13/08		330,000	355,575
11% 1/14/13		1,365,000	1,494,675
11.75% 6/15/10		665,000	746,463
12.375% 6/15/09		2,775,000	3,170,438
TOTAL TURKEY			6,967,414
Ukraine - 0.8%
City of Kiev 8.75% 8/8/08		200,000	206,000
Ukraine Cabinet of Ministers 7.65% 6/11/13 (e)		630,000	600,075
Ukraine Government 6.875% 3/4/11 (e)		355,000	335,653
TOTAL UKRAINE			1,141,728
Uruguay - 0.8%
Uruguay Republic:
7.25% 2/15/11		355,000	291,988
7.5% 3/15/15		710,000	527,175
7.875% 1/15/33 pay-in-kind		652,828	420,258
TOTAL URUGUAY			1,239,421
Venezuela - 7.9%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		4,005	0
2.15% 4/20/11 (f)		810,000	623,700
5.375% 8/7/10		5,645,000	4,459,550
7% 12/1/18 (Reg. S)		420,000	305,970
9.25% 9/15/27		3,360,000	2,839,200
10.75% 9/19/13		1,150,000	1,141,375
13.625% 8/15/18		75,000	82,875
Government Obligations - continued
		Principal Amount (i)	Value (Note 1)
Venezuela - continued
Venezuelan Republic: - continued
13.625% 8/15/18		$ 610,000	$ 674,050
euro Brady debt conversion bond 2.75% 12/18/07 (f)		1,749,930	1,662,434
TOTAL VENEZUELA			11,789,154
TOTAL GOVERNMENT OBLIGATIONS (Cost $123,649,203)			121,196,765
Sovereign Loan Participations - 0.5%

Morocco - 0.5%
Moroccan Kingdom loan participation - JP Morgan 2.0138% 1/2/09 (f) (Cost $810,961)		825,000	808,500
Money Market Funds - 0.4%
	Shares
Fidelity Cash Central Fund, 1.16% (b) (Cost $604,878)	604,878	604,878
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $149,479,793)		145,343,234
NET OTHER ASSETS - 3.1%		4,671,810
NET ASSETS - 100%		$ 150,015,044
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
ZAR	-	South African rand
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $18,741,225 or 12.5% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Quantity represents share amount.
(h) Represents right to receive interest payment on underlying security. Principal shown is original face of underlying security.
(i) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	0.7%
BBB	30.9%
BB	17.1%
B	32.2%
CCC,CC,C	12.5%
D	0.2%
Not Rated	2.9%
Equities	0.0%
Short-Term Investments and Net Other Assets	3.5%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $808,500 or 0.5% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $194,523,553 and $178,633,701, respectively, of which long-term U.S. government and government agency obligations aggregated $4,198,864 and $4,188,475, respectively.

Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $328,000 all of which will expire on December 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $149,479,793) - See accompanying schedule		$ 145,343,234
Receivable for investments sold		2,562,248
Receivable for fund shares sold		615,617
Interest receivable		3,044,959
Prepaid expenses		335
Other affiliated receivables		42
Total assets		151,566,435

Liabilities
Payable for investments purchased	$ 792,892
Payable for fund shares redeemed	449,281
Distributions payable	91,505
Accrued management fee	84,273
Distribution fees payable	49,435
Other affiliated payables	45,033
Other payables and accrued expenses	38,972
Total liabilities		1,551,391

Net Assets		$ 150,015,044
Net Assets consist of:
Paid in capital		$ 150,453,967
Undistributed net investment income		1,866,852
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,830,491
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,136,266)
Net Assets		$ 150,015,044

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,195,112 ÷ 2,192,282 shares)	$ 11.04

Maximum offering price per share (100/95.25 of $11.04)	$ 11.59
Class T: Net Asset Value and redemption price per share ($76,445,813 ÷ 6,940,455 shares)	$ 11.01

Maximum offering price per share (100/96.50 of $11.01)	$ 11.41
Class B: Net Asset Value and offering price per share ($25,977,220 ÷ 2,339,471 shares) A	$ 11.10

Class C: Net Asset Value and offering price per share ($12,616,665 ÷ 1,139,092 shares) A	$ 11.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,780,234 ÷ 985,894 shares)	$ 10.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		$ 5,816,836

Expenses
Management fee	$ 553,457
Transfer agent fees	242,793
Distribution fees	324,904
Accounting fees and expenses	45,057
Non-interested trustees' compensation	394
Custodian fees and expenses	30,527
Registration fees	60,052
Audit	28,733
Legal	11,279
Miscellaneous	1,436
Total expenses before reductions	1,298,632
Expense reductions	(2,319)	1,296,313
Net investment income (loss)		4,520,523
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,382,821
Foreign currency transactions	11,747
Total net realized gain (loss)		2,394,568
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,723,930)
Assets and liabilities in foreign currencies	287
Total change in net unrealized appreciation (depreciation)		(12,723,643)
Net gain (loss)		(10,329,075)
Net increase (decrease) in net assets resulting from operations		$ (5,808,552)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,520,523	$ 9,626,923
Net realized gain (loss)	2,394,568	24,059,578
Change in net unrealized appreciation (depreciation)	(12,723,643)	1,234,998
Net increase (decrease) in net assets resulting from operations	(5,808,552)	34,921,499
Distributions to shareholders from net investment income	(4,317,213)	(10,257,470)
Share transactions - net increase (decrease)	(3,065,487)	31,529,048
Redemption fees	10,543	-
Total increase (decrease) in net assets	(13,180,709)	56,193,077

Net Assets
Beginning of period	163,195,753	107,002,676
End of period (including undistributed net investment income of $1,866,852 and undistributed net investment income of $1,663,542, respectively)	$ 150,015,044	$ 163,195,753

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 9.67	$ 9.37	$ 9.81	$ 9.68	$ 7.78
Income from Investment Operations
Net investment income (loss)E	.332	.802	.714H	1.030G,H	.899	.821
Net realized and unrealized gain (loss)	(.676)	2.064	.348H	(.431)G,H	.391	1.884
Total from investment operations	(.344)	2.866	1.062	.599	1.290	2.705
Distributions from net investment income	(.317)	(.836)	(.762)	(1.039)	(.947)	(.805)
Distributions in excess of net investment income	-	-	-	-	(.213)	-
Total distributions	(.317)	(.836)	(.762)	(1.039)	(1.160)	(.805)
Redemption fees added to paid in capitalE	.001	-	-	-	-	-
Net asset value, end of period	$ 11.04	$ 11.70	$ 9.67	$ 9.37	$ 9.81	$ 9.68
Total ReturnB,C,D	(2.98)%	30.43%	11.80%	6.35%	13.69%	36.35%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.34%A	1.32%	1.36%	1.45%	1.41%	1.46%
Expenses net of voluntary waivers, if any	1.34%A	1.32%	1.36%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.34%A	1.32%	1.35%	1.40%	1.39%	1.40%
Net investment income (loss)	5.80%A	7.31%	7.56%H	10.66%G,H	8.98%	9.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,195	$ 26,787	$ 13,920	$ 7,601	$ 6,010	$ 2,140
Portfolio turnover rate	239%A	260%	222%	271%	293%	275%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this charge for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.070 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.17% and 11.39% to 7.56% and 10.66%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 9.66	$ 9.36	$ 9.80	$ 9.67	$ 7.77
Income from Investment Operations
Net investment income (loss)E	.324	.787	.706H	1.024G,H	.899	.815
Net realized and unrealized gain (loss)	(.684)	2.057	.346H	(.435)G,H	.385	1.886
Total from investment operations	(.360)	2.844	1.052	.589	1.284	2.701
Distributions from net investment income	(.311)	(.824)	(.752)	(1.029)	(.942)	(.801)
Distributions in excess of net investment income	-	-	-	-	(.212)	-
Total distributions	(.311)	(.824)	(.752)	(1.029)	(1.154)	(.801)
Redemption fees added to paid in capitalE	.001	-	-	-	-	-
Net asset value, end of period	$ 11.01	$ 11.68	$ 9.66	$ 9.36	$ 9.80	$ 9.67
Total ReturnB,C,D	(3.13)%	30.22%	11.70%	6.25%	13.64%	36.34%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.45%A	1.43%	1.47%	1.53%	1.46%	1.42%
Expenses net of voluntary waivers, if any	1.45%A	1.43%	1.47%	1.50%	1.46%	1.42%
Expenses net of all reductions	1.45%A	1.43%	1.46%	1.50%	1.45%	1.42%
Net investment income (loss)	5.69%A	7.20%	7.46%H	10.56%G,H	8.92%	9.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,446	$ 82,811	$ 57,154	$ 46,740	$ 49,125	$ 55,715
Portfolio turnover rate	239%A	260%	222%	271%	293%	275%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this charge for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.06% and 11.29% to 7.46% and 10.56%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 9.73	$ 9.42	$ 9.85	$ 9.72	$ 7.80
Income from Investment Operations
Net investment income (loss) E	.288	.719	.646H	.968G,H	.835	.761
Net realized and unrealized gain (loss)	(.688)	2.071	.352H	(.433)G,H	.383	1.904
Total from investment operations	(.400)	2.790	.998	.535	1.218	2.665
Distributions from net investment income	(.271)	(.750)	(.688)	(.965)	(.888)	(.745)
Distributions in excess of net investment income	-	-	-	-	(.200)	-
Total distributions	(.271)	(.750)	(.688)	(.965)	(1.088)	(.745)
Redemption fees added to paid in capitalE	.001	-	-	-	-	-
Net asset value, end of period	$ 11.10	$ 11.77	$ 9.73	$ 9.42	$ 9.85	$ 9.72
Total ReturnB,C,D	(3.44)%	29.34%	10.99%	5.62%	12.83%	35.58%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.14%A	2.09%	2.13%	2.22%	2.14%	2.10%
Expenses net of voluntary waivers, if any	2.14%A	2.09%	2.13%	2.15%	2.14%	2.10%
Expenses net of all reductions	2.14%A	2.09%	2.12%	2.15%	2.12%	2.10%
Net investment income (loss)	5.00%A	6.53%	6.79%H	9.91%G,H	8.25%	8.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,977	$ 30,088	$ 20,903	$ 15,736	$ 18,637	$ 19,054
Portfolio turnover rate	239%A	260%	222%	271%	293%	275%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this charge for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 7.39% and 10.64% to 6.79% and 9.91%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 9.71	$ 9.40	$ 9.84	$ 9.70	$ 7.79
Income from Investment Operations
Net investment income (loss)E	.282	.709	.633H	.954G,H	.821	.750
Net realized and unrealized gain (loss)	(.675)	2.060	.355H	(.438)G,H	.395	1.893
Total from investment operations	(.393)	2.769	.988	.516	1.216	2.643
Distributions from net investment income	(.268)	(.739)	(.678)	(.956)	(.878)	(.733)
Distributions in excess of net investment income	-	-	-	-	(.198)	-
Total distributions	(.268)	(.739)	(.678)	(.956)	(1.076)	(.733)
Redemption fees added to paid in capitalE	.001	-	-	-	-	-
Net asset value, end of period	$ 11.08	$ 11.74	$ 9.71	$ 9.40	$ 9.84	$ 9.70
Total ReturnB,C,D	(3.39)%	29.18%	10.90%	5.43%	12.84%	35.31%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.21%A	2.19%	2.24%	2.32%	2.25%	2.23%
Expenses net of voluntary waivers, if any	2.21%A	2.19%	2.24%	2.25%	2.25%	2.23%
Expenses net of all reductions	2.20%A	2.19%	2.23%	2.25%	2.24%	2.23%
Net investment income (loss)	4.93%A	6.43%	6.69%H	9.81%G,H	8.13%	8.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,617	$ 12,516	$ 6,641	$ 3,411	$ 3,157	$ 2,402
Portfolio turnover rate	239%A	260%	222%	271%	293%	275%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this charge for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 7.29% and 10.54% to 6.69% and 9.81%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 9.60	$ 9.30	$ 9.75	$ 9.62	$ 7.74
Income from Investment Operations
Net investment income (loss)D	.345	.820	.736G	1.048F,G	.928	.837
Net realized and unrealized gain (loss)	(.681)	2.045	.352G	(.437)F,G	.392	1.868
Total from investment operations	(.336)	2.865	1.088	.611	1.320	2.705
Distributions from net investment income	(.335)	(.865)	(.788)	(1.061)	(.972)	(.825)
Distributions in excess of net investment income	-	-	-	-	(.218)	-
Total distributions	(.335)	(.865)	(.788)	(1.061)	(1.190)	(.825)
Redemption fees added to paid in capitalD	.001	-	-	-	-	-
Net asset value, end of period	$ 10.93	$ 11.60	$ 9.60	$ 9.30	$ 9.75	$ 9.62
Total ReturnB,C	(2.95)%	30.69%	12.21%	6.53%	14.11%	36.59%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.04%A	1.06%	1.09%	1.17%	1.12%	1.14%
Expenses net of voluntary waivers, if any	1.04%A	1.06%	1.09%	1.17%	1.12%	1.14%
Expenses net of all reductions	1.04%A	1.06%	1.08%	1.17%	1.11%	1.13%
Net investment income (loss)	6.10%A	7.56%	7.83%G	10.89%F,G	9.27%	9.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,780	$ 10,993	$ 8,386	$ 7,028	$ 6,754	$ 5,778
Portfolio turnover rate	239%A	260%	222%	271%	293%	275%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this charge for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.070 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.44% and 11.62% to 7.83% and 10.89%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,708,848	|
Unrealized depreciation	(8,292,998)
Net unrealized appreciation (depreciation)	$ (3,584,150)
Cost for federal income tax purposes	$ 148,927,384

Short-Term Trading (Redemption) Fees. Shares purchased after March 31, 2004 and held in the fund less than 90 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management and Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .68% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 20,439	$ 109
Class T	0%	.25%	102,605	4,025
Class B	.65%	.25%	133,590	96,804
Class C	.75%	.25%	68,270	28,261
			$ 324,904	$ 129,199

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,566
Class T	7,963
Class B*	27,717
Class C*	2,743
$ 55,989

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 39,940	.29*
Class T	124,282	.30*
Class B	50,055	.34*
Class C	20,640	.30*
Institutional Class	7,876	.14*
	$ 242,793

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

earned by the fund are recorded as income in the accompanying financial statements and totaled $38,118 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $43 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,276.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2004	Year ended December 31, 2003
From net investment income
Class A	$ 749,526	$ 1,488,347
Class T	2,228,351	5,459,502
Class B	696,381	1,799,755
Class C	316,029	704,702
Institutional Class	326,926	805,164
Total	$ 4,317,213	$ 10,257,470

Semiannual Report

9. Other Information.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 10% of the total outstanding shares of the fund.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2004	Year ended December 31, 2003	Six months ended June 30, 2004	Year ended December 31, 2003
Class A
Shares sold	1,069,055	1,379,713	$ 12,465,136	$ 15,462,841
Reinvestment of distributions	53,684	112,074	612,121	1,253,221
Shares redeemed	(1,219,671)	(641,390)	(13,995,044)	(7,024,445)
Net increase (decrease)	(96,932)	850,397	$ (917,787)	$ 9,691,617
Class T
Shares sold	1,637,513	4,616,553	$ 18,967,437	$ 50,392,450
Reinvestment of distributions	176,775	418,008	2,010,119	4,641,133
Shares redeemed	(1,962,853)	(3,862,676)	(22,267,833)	(42,509,446)
Net increase (decrease)	(148,565)	1,171,885	$ (1,290,277)	$ 12,524,137
Class B
Shares sold	324,941	1,167,865	$ 3,796,525	$ 12,828,423
Reinvestment of distributions	47,222	124,436	541,661	1,391,107
Shares redeemed	(588,165)	(885,265)	(6,640,159)	(9,864,283)
Net increase (decrease)	(216,002)	407,036	$ (2,301,973)	$ 4,355,247
Class C
Shares sold	362,991	1,090,965	$ 4,230,563	$ 12,027,056
Reinvestment of distributions	20,142	46,863	230,202	525,240
Shares redeemed	(309,704)	(756,214)	(3,472,193)	(8,323,557)
Net increase (decrease)	73,429	381,614	$ 988,572	$ 4,228,739
Institutional Class
Shares sold	125,678	402,448	$ 1,451,080	$ 4,329,829
Reinvestment of distributions	22,159	59,506	250,160	652,028
Shares redeemed	(109,700)	(388,058)	(1,245,262)	(4,252,549)
Net increase (decrease)	38,137	73,896	$ 455,978	$ 729,308

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

EMII-USAN-0804
1.787774.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 17, 2004